RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due to Related Parties Comprised of Amounts Payable to Purchase of Raw Materials and Others) (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Amounts due to related parties
Amounts payable to the purchase of raw materials and others		$ 2,676,614	$ 7,569,511
Zhejiang Yaohui [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[1]	2,552,385	3,433,772
Jinko and its subsidiaries [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[2]	$ 124,229	135,391
Champion era enterprises limited [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[3]		4,000,000
Jiashan Kaiwo [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[4]		$ 348

[1]	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
[3]	Champion era enterprises Ltd. is controlled by Xianshou Li. The annualized interest rate of the loan is 5%, and the maturity of the loans are six and three months respectively for the loans during the years ended December 31, 2014 and 2015.
[4]	Jiashan Kaiwo Trading Co., Ltd. (“Jiashan Kaiwo”) is controlled by Xianshou Li.